Earnings per Share - Summary of Earnings per Share ("EPS") (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic EPS
Net income attributable to parent company	$ 1,106	$ 1,032	$ 1,287
Weighted average shares outstanding	894,578,477	894,297,697	899,363,170
Basic EPS	$ 1.24	$ 1.15	$ 1.43
Diluted EPS
Net income attributable to parent company	$ 1,106	$ 1,032	$ 1,287
Weighted average shares outstanding	894,578,477	894,297,697	899,363,170
Dilutive effect of stock awards	8,860,216	7,014,595	7,251,641
Dilutive effect of convertible debt	16,291,279	2,333,493	4,341,334
Number of shares used in calculating diluted EPS	919,729,972	903,645,785	910,956,145
Diluted EPS	$ 1.20	$ 1.14	$ 1.41